Submission	Nov. 08, 2024
Submission [Line Items]
Central Index Key	0001932393
Registrant Name	GE HealthCare Technologies Inc.
Registration File Number	333-277108
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES